REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Jun. 30, 2020
REVENUE FROM CONTRACTS WITH CUSTOMERS
REVENUE FROM CONTRACTS WITH CUSTOMERS
NOTE 6 -     REVENUE FROM CONTRACTS WITH CUSTOMERS
Remaining Unsatisfied Performance Obligations (“RUPO”)
As of June 30, 2020, the Company’s backlog relating to unsatisfied (or partially unsatisfied) performance obligations in contracts with its customers was $571.8 million. The Company expects to recognize the majority of its remaining performance obligations as revenue within the next three years.
Disaggregation of revenues
The Company assesses revenues based upon the nature or type of goods or services it provides and the geographic location of the related businesses. The geographic locations are consistent with the reportable segments. For more information on the reportable segments, see Note 24, “Segment Reporting”. The following table present disaggregated revenue information:

	Year ended June 30, 2020
	PRC	Non-PRC	Total
Integrated solutions contracts revenue	$369,162	45,110	414,272
Product sales	18,956	1,188	20,144
Maintenance service revenue	50,317	15,724	66,041
Extended warranty service revenue	2,870	—	2,870

Total	$441,305	62,022	503,327

Contract assets and contract liabilities
Contract assets include amounts that represent the rights to receive payment for goods or services that have been transferred to the customer, with the rights conditional upon something other than the passage of time. Accordingly, the Company include the following in the contract assets: (i) unbilled amounts resulting from revenue recognized exceeding amounts billed to customers for integrated solutions contracts and maintenance service contracts using the cost-to-cost
method, which are included in the consolidated balance sheets as costs and estimated earnings in excess of billing
;
and (ii) accounts receivable retention amounts which were held by customers from Concord and Bond Groups upon the issuance of the final completion certificate and completion of the defects liability period.
Contract liabilities include the amounts that reflect obligations to provide goods or services for which payment has been received. Contract liabilities are presented in the consolidated balance sheets as deferred revenue.
These contract assets and liabilities are calculated on a
contract-by-contract
basis and reported on a net basis at the end of reporting period. The Company recognized revenue of $88,676 for the year ended June 30, 2020, which was previously deferred and included in the contract liability at the beginning of the year. This revenue was driven primarily by performance obligations satisfied.
Contract assets and contract liabilities are summarized below:

	June 30, 20 19	June 30, 20 20
Contract assets, current	$214,289	194,511
Contract assets, non-current	6,390	7,026
Contract liabilities	141,385	139,242
The
de
crease in contract assets was primarily due to timing of revenue recognized relative to its billings. The de
crease in contract liabilities was primarily due to the timing of contractual milestones. No
o
ther factors materially impacted the change in the contract liabilities balance.